UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Mutual Fund

[photo of trees - a river running between them - a mountain in the background]

Semi-annual report for the six months ended April 30, 2009

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares

Reflecting 5.75% maximum sales charge	–34.94%	–3.66%	0.61%

The total annual fund operating expense ratio was 0.62% for Class A shares for the 12 months ended March 31, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 22 to 26 and the Expense Example on pages 28 and 29, which are annualized for the six-month period ended April 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 26 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 2.89%. The fund’s distribution rate for Class A shares as of that date was 3.59%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 27.

Fellow shareholders:

[photo of trees - a river running between them - a mountain in the background]

The first six months of fiscal year 2009 witnessed a near collapse of business activity and a continuation of the worldwide credit crisis that erupted last year. The gross domestic product (GDP) declined at an annual rate of 6.3% in the fourth quarter of 2008 and 5.7% in the first quarter of 2009, two of the worst periods since the 1930s. A large part of the decline stemmed from a near-complete curtailment of new orders. Inventories were drawn down dramatically and products were not resupplied.

In March and April, however, the stock market began to revive, and there seemed to be glimmers of hope. Investors looked past historic bankruptcy filings in the U.S. auto industry and the lower-than-anticipated GDP numbers and focused on indications that the deep recession might be lessening. Businesses reported signs of some recovery and a number of major corporations announced better-than-expected earnings. Credit markets began to thaw and financial transactions that appeared impossible a few months earlier were completed. In May, sales of additional shares and bonds by companies increased. In the two months from March 9 through May 8, the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of primarily U.S. stocks, rose 37.8%.

In this turbulent environment, American Mutual Fund posted a negative return of 5.6% for the six months ended April 30, 2009. While disappointing, it was less than the 8.5% decline suffered by the S&P 500.

Over the short and long term, AMF has continued to outpace the S&P 500. For the past 12 months, AMF reported a loss of 28.5%. While significant, this compared favorably to the S&P 500’s 35.3% drop. For the past decade, the fund produced a positive cumulative total return of 12.8% — as compared with a 22.2% loss for the S&P 500. During its nearly 60-year lifetime, AMF has provided an average annual total return of 11.3%, compared with 10.7% for the S&P 500.

Portfolio review
With the exception of U.S. government securities, no segment of the market was spared during the past six months. Only a few of the stocks in the fund’s portfolio overcame the negative tide. They included telecommunication services company Embarq (+21.9%) and IBM (+11.0%). The fund’s counselors committed a large portion of AMF’s cash reserves to equities and investment-grade corporate bonds in recent months. As of April 30, 2009, the fund had 85.1% of its portfolio in common and preferred stocks and convertible securities, with 7.5% in bonds and notes and 7.4% in short-term securities and cash.

In March, the fund decreased its quarterly dividend rate to 15 cents a share from 16 cents. The 6.3% reduction is a result of dividend cuts made by companies in the portfolio. In the first quarter of 2009, companies in the S&P 500 cut their dividends by 16.0%, marking the worst quarterly decline in dividend payments since 1958. Despite this formidable challenge, we will strive to provide a high level of income for shareholders. At the current quarter rate of 15 cents a share as of April 30, the AMF dividend rate was 3.23% — above that of the S&P 500 and well above the rate of short-term government securities.

Economic review
We believe that the most serious part of the stock market decline may be behind us. But it is important to remember that we are still in the midst of the worst recession and credit crisis since the 1930s. Thanks to government action, many critical issues have been addressed. Credit is flowing again in reasonable amounts, though much of it is still guaranteed by the government. That segment of the credit world operating without government guarantees has only partially recovered. Moreover, U.S. government intervention may help but will not protect us from a further drop in business activity or worsening unemployment numbers.

The road ahead
So what will the growth rate be in the future? It may well be muted compared to the increases of the past few years. Credit will be more restricted during the recovery. Regulations will be tighter, and government involvement will be more intrusive. This may constrain corporate profitability and result in a slower rate of growth and profits. In this environment, dividends could take on greater significance. We also believe there will be a strong preference among investors for quality companies. All of this could favor American Mutual Fund, which focuses on the balanced accomplishment of three objectives — current income, preservation of capital and capital appreciation.

We appreciate your support during this challenging period.

Cordially,

/s/ James K. Dunton

James K. Dunton
President

June 17, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)
Industrials	14.52%
Information technology	12.76
Health care	10.62
Consumer discretionary	8.70
Energy	8.24
Other industries	28.61
Convertible securities and preferred stocks	1.64
Bonds & notes	7.54
Short-term securities & other assets less liabilities	7.37
[end pie chart]

		Value	Percent of
Common stocks - 83.45%	Shares	(000)	net assets

Energy - 8.24%
Chevron Corp.	1,643,911	$108,663	.86%
ConocoPhillips	3,194,500	130,975	1.04
Devon Energy Corp.	2,225,000	115,366	.91
Hess Corp.	1,765,000	96,704	.77
Marathon Oil Corp.	5,353,600	159,002	1.26
Royal Dutch Shell PLC, Class A (ADR)	3,580,000	163,534	1.29
Other securities		267,113	2.11
		1,041,357	8.24

Materials - 2.94%
Air Products and Chemicals, Inc.	1,535,000	101,156	.80
MeadWestvaco Corp.	5,765,000	90,280	.72
Other securities		179,269	1.42
		370,705	2.94

Industrials - 14.52%
Avery Dennison Corp.	3,450,000	99,153	.79
Burlington Northern Santa Fe Corp.	1,838,400	124,055	.98
General Electric Co.	8,417,500	106,481	.84
Lockheed Martin Corp.	1,110,000	87,168	.69
Union Pacific Corp.	1,864,600	91,627	.73
United Parcel Service, Inc., Class B	3,550,000	185,807	1.47
United Technologies Corp.	3,700,000	180,708	1.43
Waste Management, Inc.	4,345,000	115,881	.92
Other securities		843,641	6.67
		1,834,521	14.52

Consumer discretionary - 8.70%
Darden Restaurants, Inc.	3,065,000	113,313	.90
Johnson Controls, Inc.	5,990,000	113,870	.90
Staples, Inc.	1,600,000	32,992	.26
Target Corp.	2,570,000	106,038	.84
Time Warner Inc.	4,002,666	87,378	.69
Other securities		645,207	5.11
		1,098,798	8.70

Consumer staples - 7.73%
Avon Products, Inc.	4,135,000	94,113	.75
Coca-Cola Co.	1,850,000	79,642	.63
Kimberly-Clark Corp.	2,810,000	138,083	1.09
PepsiCo, Inc.	3,710,000	184,610	1.46
Other securities		480,467	3.80
		976,915	7.73

Health care - 10.62%
Abbott Laboratories	4,104,600	171,778	1.36
Bristol-Myers Squibb Co.	4,662,500	89,520	.71
Eli Lilly and Co.	2,760,000	90,859	.72
Medtronic, Inc.	3,452,000	110,464	.87
Merck & Co., Inc.	10,185,000	246,884	1.95
Novartis AG (ADR)	4,522,000	171,429	1.36
Pfizer Inc	9,895,000	132,197	1.05
Schering-Plough Corp.	4,800,000	110,496	.88
Other securities		217,708	1.72
		1,341,335	10.62

Financials - 2.35%
Other securities		296,980	2.35

Information technology - 12.76%
Hewlett-Packard Co.	4,100,000	147,518	1.17
Intel Corp.	9,770,000	154,171	1.22
International Business Machines Corp.	2,953,000	304,779	2.41
Microchip Technology Inc.	5,094,925	117,183	.93
Microsoft Corp.	15,500,998	314,050	2.48
Oracle Corp.	6,115,000	118,264	.94
Other securities		456,062	3.61
		1,612,027	12.76

Telecommunication services - 6.68%
AT&T Inc.	15,795,597	404,683	3.20
Embarq Corp.	6,104,250	223,171	1.77
Verizon Communications Inc.	6,684,700	202,814	1.61
Other securities		13,304	.10
		843,972	6.68

Utilities - 7.97%
Ameren Corp.	4,108,680	94,582	.75
Exelon Corp.	3,488,720	160,935	1.27
FirstEnergy Corp.	2,277,900	93,166	.74
PPL Corp.	3,252,000	97,267	.77
Questar Corp.	3,000,000	89,160	.71
Xcel Energy Inc.	4,745,000	87,498	.69
Other securities		384,002	3.04
		1,006,610	7.97

Miscellaneous - 0.94%
Other common stocks in initial period of acquisition		118,190	.94

Total common stocks (cost: $12,276,811,000)		10,541,410	83.45

		Value	Percent of
Preferred stocks - 0.94%	Shares	(000)	net assets

Financials - 0.94%
BAC Capital Trust XIV 5.63% (1)	5,825,000	2,272
Bank of America Corp., Series K, 8.00% noncumulative (1)	39,090,000	22,237
Bank of America Corp., Series M, 8.125% noncumulative (1)	101,465,000	57,751	.65
Other securities		36,909	.29

Total preferred stocks (cost: $171,681,000)		119,169	.94

Convertible securities - 0.70%

Financials - 0.68%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred (2)	1,725,000	64,754	.51
Others securities		21,698	.17
		86,452	.68

Miscellaneous - 0.02%
Other convertible securities in initial period of acquisition		2,094	.02

Total convertible securities (cost: $156,849,000)		88,546	.70

	Principal amount
Bonds & notes - 7.54%	(000)

Energy - 0.16%
Shell International Finance B.V. 4.00% 2014	$5,000	5,162	.04
Other securities		15,179	.12
		20,341	.16

Consumer discretionary - 1.73%
AOL Time Warner Inc. 6.75%-6.875% 2011-2012	32,941	34,467
Time Warner Inc. 5.50% 2011	13,875	14,253	.38
Staples, Inc. 7.75% 2011	9,380	9,827
Staples, Inc. 9.75% 2014	93,250	102,427	.89
Other securities		58,027	.46
		219,001	1.73

Health care - 1.10%
Abbott Laboratories 5.125% 2019	5,000	5,128	.04
Novartis Capital Corp. 4.125% 2014	5,000	5,188	.04
Pfizer Inc. 4.45% 2012	5,000	5,257	.04
Other securities		123,639	.98
		139,212	1.10

Financials - 2.34%
Bank of America Corp. 4.25%-4.50% 2010	41,800	40,762	.32
Citigroup Funding Inc., Series D, 1.351%-2.291% 2009-2010 (1)	44,400	42,189
Citigroup Inc. 1.262%-4.625% 2009-2010 (1)	42,765	41,052	.66
Other securities		171,964	1.36
		295,967	2.34

Telecommunication services - 0.23%
AT&T Inc. 4.85% 2014	5,000	5,190	.04
Verizon Communications Inc. 5.55%- 8.50% 2014-2018 (3)	20,000	23,245	.19
		28,435	.23

Mortgage-backed obligations (4) - 0.75%
Fannie Mae 4.00%-5.50% 2021-2024	91,759	94,094	.75

Bonds & notes of U.S. government & government agencies - 0.32%
Freddie Mac 1.50%-2.50% 2011-2014	20,000	20,069	.16
Other securities		20,018	.16
		40,087	.32

Other - 0.91%
Other securities		115,248	.91

Total bonds & notes (cost: $914,930,000)		952,385	7.54

	Principal amount	Value	Percent of
Short-term securities - 7.39%	(000)	(000)	net assets

Abbott Laboratories 0.20%-0.21% due 6/17-6/18/2009 (3)	$40,450	$40,437	.32
Bank of America Corp., FDIC insured, 0.30% due 6/24-6/25/2009	107,400	107,354	.85
Coca-Cola Co. 0.22% due 6/3/2009 (3)	55,200	55,184	.44
Fannie Mae 0.38%-0.60% due 5/18-7/6/2009	67,800	67,780	.53
Federal Home Loan Bank 0.23%-0.44% due 5/22-9/18/2009	154,000	153,917	1.22
Freddie Mac 0.25%-0.60% due 5/26-9/2/2009	247,800	247,695	1.96
General Electric Capital Corp., FDIC insured, 0.50% due 5/28/2009	21,700	21,695
General Electric Co. 0.16% due 5/1/2009	31,900	31,900	.42
Merck & Co. Inc. 0.20% due 5/1/2009	25,000	25,000	.20
Other securities		183,234	1.45

Total short-term securities (cost: $933,934,000)		934,196	7.39

Total investment securities (cost: $14,454,205,000)		12,635,706	100.02

Other assets less liabilities		(2,944)	(0.02)

Net assets		$12,632,762	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $66,049,000, which represented .52% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $341,841,000, which represented 2.71% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $14,454,205)		$12,635,706
Cash		84
Receivables for:
Sales of investments	59,840
Sales of fund's shares	15,306
Dividends and interest	40,637	115,783
		12,751,573
Liabilities:
Payables for:
Purchases of investments	94,525
Repurchases of fund's shares	13,545
Investment advisory services	2,846
Services provided by affiliates	6,055
Directors' deferred compensation	1,812
Other	28	118,811
Net assets at April 30, 2009		$12,632,762

Net assets consist of:
Capital paid in on shares of capital stock		$15,537,054
Undistributed net investment income		35,429
Accumulated net realized loss		(1,121,222)
Net unrealized depreciation		(1,818,499)
Net assets at April 30, 2009		$12,632,762

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (680,934 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$10,415,773	560,937	$18.57
Class B	395,829	21,476	18.43
Class C	521,047	28,329	18.39
Class F-1	332,681	17,965	18.52
Class F-2	29,723	1,601	18.57
Class 529-A	185,146	9,985	18.54
Class 529-B	29,819	1,614	18.48
Class 529-C	52,773	2,856	18.48
Class 529-E	10,216	552	18.49
Class 529-F-1	6,839	368	18.56
Class R-1	12,697	688	18.45
Class R-2	108,574	5,892	18.43
Class R-3	140,786	7,620	18.48
Class R-4	53,752	2,900	18.53
Class R-5	337,107	18,151	18.57
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $19.70 and $19.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,053)	$213,158
Interest	33,781	$246,939

Fees and expenses*:
Investment advisory services	16,779
Distribution services	17,909
Transfer agent services	7,494
Administrative services	1,625
Reports to shareholders	691
Registration statement and prospectus	518
Directors' compensation	(329)
Auditing and legal	27
Custodian	52
State and local taxes	122
Other	590
Total fees and expenses before waiver	45,478
Less investment advisory services waiver	590
Total fees and expenses after waiver		44,888
Net investment income		202,051

Net realized loss and unrealized
appreciation on investments
Net realized loss on investments	(1,116,858)
Net unrealized appreciation on investments	74,901
Net realized loss and unrealized appreciation on investments		(1,041,957)
Net decrease in net assets resulting from operations		$(839,906)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2009*	October 31, 2008
Operations:
Net investment income	$202,051	$402,269
Net realized (loss) gain on investments	(1,116,858)	165,743
Net unrealized appreciation (depreciation) on investments	74,901	(6,930,935)
Net decrease in net assets resulting from operations	(839,906)	(6,362,923)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(283,401)	(427,515)
Distributions from net realized gain on investments	(37,493)	(872,259)
Total dividends and distributions paid to shareholders	(320,894)	(1,299,774)

Net capital share transactions	11,945	223,819

Total decrease in net assets	(1,148,855)	(7,438,878)

Net assets:
Beginning of period	13,781,617	21,220,495
End of period (including undistributed net investment
income: $35,429 and $116,779, respectively)	$12,632,762	$13,781,617

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1. Organization and significant accounting policies

Organization – American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives – current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B onvert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None
*Effective April 21, 2009, Classes B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2008, the fund had tax basis undistributed ordinary income of $115,057,000 and undistributed long-term capital gains of $36,983,000.

As of April 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$882,746
Gross unrealized depreciation on investment securities	(2,706,751)
Net unrealized depreciation on investment securities	(1,824,005)
Cost of investment securities	14,459,711

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2009			Year ended October 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$239,042	$31,214	$270,256	$369,421	$730,542	$1,099,963
Class B	7,806	1,229	9,035	10,304	31,107	41,411
Class C	10,006	1,585	11,591	12,522	38,154	50,676
Class F-1	7,328	954	8,282	11,629	23,835	35,464
Class F-2*	384	31	415	29	-	29
Class 529-A	4,003	521	4,524	5,513	10,805	16,318
Class 529-B	548	87	635	620	1,926	2,546
Class 529-C	938	148	1,086	1,047	3,192	4,239
Class 529-E	205	28	233	266	597	863
Class 529-F-1	145	18	163	184	328	512
Class R1	224	34	258	233	600	833
Class R2	1,897	306	2,203	2,124	6,663	8,787
Class R3	2,887	402	3,289	4,009	9,338	13,347
Class R4	1,154	148	1,302	1,569	2,936	4,505
Class R5	6,834	788	7,622	8,045	12,236	20,281
Total	$283,401	$37,493	$320,894	$427,515	$872,259	$1,299,774

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended April 30, 2009, total investment advisory services fees waived by CRMC were $590,000. As a result, the fee shown on the accompanying financial statements of $16,779,000, which was equivalent to an annualized rate of 0.269%, was reduced to $16,189,000, or 0.259% of average month-end net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of [directors/trustees] has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$11,556	$7,194	Not applicable	Not applicable	Not applicable
Class B	1,979	300	Not applicable	Not applicable	Not applicable
Class C	2,566	Included in administrative services	$375	$68	Not applicable
Class F-1	386		178	17	Not applicable
Class F-2	Not applicable		11	1	Not applicable
Class 529-A	181		99	16	$87
Class 529-B	142		16	6	14
Class 529-C	244		28	8	25
Class 529-E	24		5	1	5
Class 529-F-1	-		4	1	3
Class R-1	58		7	4	Not applicable
Class R-2	378		76	229	Not applicable
Class R-3	332		100	57	Not applicable
Class R-4	63		38	3	Not applicable
Class R-5	Not applicable		141	2	Not applicable
Total	$17,909	$7,494	$1,078	$413	$134

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(329,000), shown on the accompanying financial statements, includes $256,000 in current fees (either paid in cash or deferred) and a net decrease of $585,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$10,546,332
Level 2 – Other significant observable inputs	2,024,620
Level 3 – Significant unobservable inputs	64,754
Total	$12,635,706

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended April 30, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 11/1/2008	$-
Net purchases	86,250
Net unrealized depreciation*	(21,496)
Ending value at 4/30/2009	$64,754

Net unrealized depreciation during the period on Level 3 investment securities held at 4/30/2009*	$(21,496)

 *Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2009
Class A	$1,226,491	67,020	$252,543	14,183	$(1,589,632)	(89,581)	$(110,598)	(8,378)
Class B	29,351	1,633	8,745	493	(58,384)	(3,323)	(20,288)	(1,197)
Class C	76,892	4,250	11,058	625	(94,866)	(5,421)	(6,916)	(546)
Class F-1	88,070	4,848	7,208	406	(79,671)	(4,495)	15,607	759
Class F-2	26,911	1,473	343	19	(4,251)	(247)	23,003	1,245
Class 529-A	20,290	1,126	4,523	255	(13,980)	(793)	10,833	588
Class 529-B	2,059	116	635	36	(1,988)	(112)	706	40
Class 529-C	7,512	420	1,086	61	(5,410)	(307)	3,188	174
Class 529-E	1,218	67	233	13	(669)	(38)	782	42
Class 529-F-1	2,030	109	162	9	(759)	(43)	1,433	75
Class R-1	3,031	167	255	14	(2,088)	(118)	1,198	63
Class R-2	22,526	1,264	2,196	124	(17,483)	(990)	7,239	398
Class R-3	22,878	1,280	3,285	185	(22,334)	(1,261)	3,829	204
Class R-4	11,076	617	1,300	73	(8,716)	(497)	3,660	193
Class R-5	89,589	4,961	7,409	418	(18,729)	(1,058)	78,269	4,321
Total net increase
(decrease)	$1,629,924	89,351	$300,981	16,914	$(1,918,960)	(108,284)	$11,945	(2,019)

Year ended October 31, 2008
Class A	$1,592,424	62,923	$1,036,100	37,601	$(2,530,152)	(100,436)	$98,372	88
Class B	46,912	1,843	39,997	1,451	(124,162)	(4,942)	(37,253)	(1,648)
Class C	109,819	4,342	48,556	1,764	(174,340)	(6,962)	(15,965)	(856)
Class F-1	141,671	5,596	31,676	1,151	(198,056)	(7,886)	(24,709)	(1,139)
Class F-2†	8,786	392	22	1	(805)	(38)	8,003	355
Class 529-A	40,303	1,560	16,308	593	(26,376)	(1,035)	30,235	1,118
Class 529-B	3,725	144	2,545	92	(3,862)	(154)	2,408	82
Class 529-C	12,352	478	4,237	153	(10,984)	(430)	5,605	201
Class 529-E	2,328	90	863	31	(1,766)	(70)	1,425	51
Class 529-F-1	2,081	80	512	19	(1,423)	(56)	1,170	43
Class R-1	7,468	292	822	30	(3,955)	(155)	4,335	167
Class R-2	43,021	1,674	8,774	319	(43,645)	(1,695)	8,150	298
Class R-3	49,191	1,917	13,326	485	(59,453)	(2,324)	3,064	78
Class R-4	29,233	1,118	4,503	164	(21,368)	(826)	12,368	456
Class R-5	161,112	6,137	19,437	710	(53,938)	(2,064)	126,611	4,783
Total net increase
(decrease)	$2,250,426	88,586	$1,227,678	44,564	$(3,254,285)	(129,073)	$223,819	4,077

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,017,287,000 and $1,593,208,000, respectively, during the six months ended April 30, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 4/30/2009(5)	$20.20	$.30	$(1.45)	$(1.15)	$(.42)	$(.06)	$(.48)	$18.57	(5.58)%	$10,416	.67	(6)	.66	(6)	.3.35	(6)
	Year ended 10/31/2008	31.29	.60	(9.76)	(9.16)	(.64)	(1.29)	(1.93)	20.20	(30.85)	11,499	.60		.57		2.28
	Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19	17,809	.58		.56		2.09
	Year ended 10/31/2006	26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044	.58		.55		2.31
	Year ended 10/31/2005	25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850	.58		.56		2.06
	Year ended 10/31/2004	23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044	.60		.60		1.97

Class B:	Six months ended 4/30/2009(5)	20.05	.23	(1.44)	(1.21)	(.35)	(.06)	(.41)	18.43	(5.95)	396	1.45	(6)	1.44	(6)	.2.56	(6)
	Year ended 10/31/2008	31.06	.40	(9.69)	(9.29)	(.43)	(1.29)	(1.72)	20.05	(31.37)	455	1.37		1.34		1.52
	Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36		1.33		1.32
	Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689	1.37		1.34		1.52
	Year ended 10/31/2005	24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595	1.38		1.36		1.26
	Year ended 10/31/2004	23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497	1.39		1.39		1.18

Class C:	Six months ended 4/30/2009(5)	20.01	.23	(1.44)	(1.21)	(.35)	(.06)	(.41)	18.39	(5.98)	521	1.47	(6)	1.46	(6)	2.55	(6)
	Year ended 10/31/2008	31.00	.38	(9.66)	(9.28)	(.42)	(1.29)	(1.71)	20.01	(31.40)	578	1.42		1.39		1.47
	Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41		1.38		1.27
	Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796	1.42		1.40		1.46
	Year ended 10/31/2005	24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666	1.44		1.42		1.19
	Year ended 10/31/2004	23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500	1.47		1.46		1.09

Class F-1:	Six months ended 4/30/2009(5)	20.14	.30	(1.44)	(1.14)	(.42)	(.06)	(.48)	18.52	(5.55)	332	.66	(6)	.65	(6)	3.35	(6)
	Year ended 10/31/2008	31.21	.59	(9.74)	(9.15)	(.63)	(1.29)	(1.92)	20.14	(30.89)	347	.64		.61		2.25
	Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573	.63		.60		2.05
	Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495	.62		.60		2.26
	Year ended 10/31/2005	25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434	.67		.65		1.97
	Year ended 10/31/2004	23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324	.70		.70		1.86

Class F-2:	Six months ended 4/30/2009(5)	20.20	.31	(1.43)	(1.12)	(.45)	(.06)	(.51)	18.57	(5.45)	30	.43	(6)	.42	(6)	3.48	(6)
	Period from 8/5/2008 to 10/31/2008	25.64	.12	(5.39)	(5.27)	(.17)	-	(.17)	20.20	(20.69)	7	.09		.08		.54

Class 529-A:	Six months ended 4/30/2009(5)	20.17	.29	(1.44)	(1.15)	(.42)	(.06)	(.48)	18.54	(5.62)	185	.74	(6)	.73	(6)	3.27	(6)
	Year ended 10/31/2008	31.25	.57	(9.74)	(9.17)	(.62)	(1.29)	(1.91)	20.17	(30.93)	189	.69		.66		2.19
	Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259	.68		.65		1.99
	Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206	.66		.64		2.21
	Year ended 10/31/2005	25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151	.70		.68		1.93
	Year ended 10/31/2004	23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99	.71		.71		1.85

Class 529-B:	Six months ended 4/30/2009(5)	20.10	.22	(1.43)	(1.21)	(.35)	(.06)	(.41)	18.48	(5.98)	30	1.55	(6)	1.54	(6)	2.46	(6)
	Year ended 10/31/2008	31.14	.36	(9.71)	(9.35)	(.40)	(1.29)	(1.69)	20.10	(31.47)	32	1.49		1.46		1.39
	Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48		1.46		1.19
	Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40	1.50		1.47		1.38
	Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32	1.55		1.53		1.09
	Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24	1.59		1.59		.97

Class 529-C:	Six months ended 4/30/2009(5)	20.10	.22	(1.43)	(1.21)	(.35)	(.06)	(.41)	18.48	(5.98)	53	1.54	(6)	1.53	(6)	2.47	(6)
	Year ended 10/31/2008	31.13	.36	(9.70)	(9.34)	(.40)	(1.29)	(1.69)	20.10	(31.45)	54	1.48		1.46		1.40
	Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48		1.45		1.19
	Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62	1.49		1.46		1.39
	Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48	1.54		1.52		1.10
	Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33	1.58		1.58		.98

Class 529-E:	Six months ended 4/30/2009(5)	20.12	.27	(1.45)	(1.18)	(.39)	(.06)	(.45)	18.49	(5.77)	10	1.04	(6)	1.03	(6)	2.97	(6)
	Year ended 10/31/2008	31.17	.50	(9.72)	(9.22)	(.54)	(1.29)	(1.83)	20.12	(31.11)	10	.97		.95		1.91
	Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14	.97		.95		1.70
	Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11	.97		.95		1.90
	Year ended 10/31/2005	25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8	1.02		1.00		1.61
	Year ended 10/31/2004	23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6	1.06		1.06		1.50

Class 529-F-1:	Six months ended 4/30/2009(5)	$20.19	$.31	$(1.44)	$(1.13)	$(.44)	$(.06)	$(.50)	$18.56	(5.51)%	$7	.54	%(6)	.53	%(6)	3.47	%(6)
	Year ended 10/31/2008	31.28	.63	(9.76)	(9.13)	(.67)	(1.29)	(1.96)	20.19	(30.78)	6	.47		.45		2.41
	Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8	.47		.45		2.19
	Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5	.47		.44		2.37
	Year ended 10/31/2005	25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3	.64		.62		1.99
	Year ended 10/31/2004	23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2	.81		.80		1.75

Class R-1:	Six months ended 4/30/2009(5)	20.07	.23	(1.44)	(1.21)	(.35)	(.06)	(.41)	18.45	(5.95)	13	1.47	(6)	1.46	(6)	2.57	(6)
	Year ended 10/31/2008	31.10	.38	(9.70)	(9.32)	(.42)	(1.29)	(1.71)	20.07	(31.41)	13	1.41		1.38		1.47
	Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45		1.43		1.22
	Year ended 10/31/2006	26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15	1.46		1.43		1.42
	Year ended 10/31/2005	24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12	1.48		1.45		1.17
	Year ended 10/31/2004	23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10	1.51		1.49		1.07

Class R-2:	Six months ended 4/30/2009(5)	20.05	.21	(1.43)	(1.22)	(.34)	(.06)	(.40)	18.43	(6.03)	108	1.64	(6)	1.63	(6)	2.36	(6)
	Year ended 10/31/2008	31.06	.36	(9.69)	(9.33)	(.39)	(1.29)	(1.68)	20.05	(31.47)	110	1.51		1.48		1.37
	Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49		1.41		1.24
	Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133	1.61		1.41		1.43
	Year ended 10/31/2005	24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99	1.65		1.42		1.19
	Year ended 10/31/2004	23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64	1.76		1.45		1.10

Class R-3:	Six months ended 4/30/2009(5)	20.10	.27	(1.44)	(1.17)	(.39)	(.06)	(.45)	18.48	(5.73)	141	1.02	(6)	1.01	(6)	2.99	(6)
	Year ended 10/31/2008	31.14	.50	(9.71)	(9.21)	(.54)	(1.29)	(1.83)	20.10	(31.10)	149	.96		.94		1.92
	Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228	.97		.95		1.71
	Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222	.96		.93		1.92
	Year ended 10/31/2005	25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181	.98		.96		1.65
	Year ended 10/31/2004	23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113	1.05		1.04		1.49

Class R-4:	Six months ended 4/30/2009(5)	20.16	.30	(1.45)	(1.15)	(.42)	(.06)	(.48)	18.53	(5.61)	54	.70	(6)	.70	(6)	3.30	(6)
	Year ended 10/31/2008	31.23	.58	(9.74)	(9.16)	(.62)	(1.29)	(1.91)	20.16	(30.90)	54	.66		.64		2.21
	Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70	.67		.65		2.00
	Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55	.68		.66		2.20
	Year ended 10/31/2005	25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43	.69		.67		1.94
	Year ended 10/31/2004	23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34	.70		.70		1.86

Class R-5:	Six months ended 4/30/2009(5)	20.20	.32	(1.44)	(1.12)	(.45)	(.06)	(.51)	18.57	(5.45)	337	.40	(6)	.39	(6)	3.60	(6)
	Year ended 10/31/2008	31.29	.65	(9.75)	(9.10)	(.70)	(1.29)	(1.99)	20.20	(30.69)	279	.36		.34		2.52
	Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283	.37		.35		2.32
	Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267	.38		.35		2.49
	Year ended 10/31/2005	25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198	.39		.36		2.22
	Year ended 10/31/2004	23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62	.39		.39		2.18

	Six months ended April 30,	Year ended October 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	15%	23%	19%	19%	22%	17%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009
(the most recent calendar quarter-end):

	1 year	5 years	Life of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–34.84%	–3.60%	1.54%
Not reflecting CDSC	–31.53	–3.28	1.54

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–32.21	–3.33	–0.39
Not reflecting CDSC	–31.55	–3.33	–0.39

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–30.99	–2.57	0.37

Class F-2 shares[2] — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–30.10	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–35.03	–3.76	–0.94
Not reflecting maximum sales charge	–31.06	–2.61	–0.12

Class 529-B shares[1,4] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–34.92	–3.74	–0.97
Not reflecting CDSC	–31.60	–3.42	–0.97

Class 529-C shares[4] — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–32.26	–3.41	–1.09
Not reflecting CDSC	–31.60	–3.41	–1.09

Class 529-E shares[2,4] — first sold 3/7/02	–31.26	–2.92	–1.38

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–30.89	–2.48	1.69

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 26 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008, through April 30, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2008	Ending account value 4/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$944.19	$3.18	.66%
Class A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B -- actual return	1,000.00	940.48	6.93	1.44
Class B -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class C -- actual return	1,000.00	940.17	7.02	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	944.54	3.13	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 -- actual return	1,000.00	945.47	2.03	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	943.82	3.52	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-B -- actual return	1,000.00	940.21	7.41	1.54
Class 529-B -- assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C -- actual return	1,000.00	940.24	7.36	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E -- actual return	1,000.00	942.27	4.96	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-F-1 -- actual return	1,000.00	944.87	2.56	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 -- actual return	1,000.00	940.47	7.02	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 -- actual return	1,000.00	939.67	7.84	1.63
Class R-2 -- assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-3 -- actual return	1,000.00	942.68	4.86	1.01
Class R-3 -- assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-4 -- actual return	1,000.00	943.88	3.37	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class R-5 -- actual return	1,000.00	945.51	1.88	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2009, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
>American Mutual Fund®
   Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market FundSM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-903-0609P

Litho in USA AGD/L/8079-S16782

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

April 30, 2009
unaudited

Common stocks — 83.45%	Shares	Value (000)

ENERGY — 8.24%
Apache Corp.	123,400	$8,991
Baker Hughes Inc.	940,000	33,445
BJ Services Co.	4,814,837	66,878
Chevron Corp.	1,643,911	108,663
ConocoPhillips	3,194,500	130,975
Devon Energy Corp.	2,225,000	115,366
EOG Resources, Inc.	175,000	11,109
Halliburton Co.	1,200,000	24,264
Hess Corp.	1,765,000	96,704
Marathon Oil Corp.	5,353,600	159,002
Royal Dutch Shell PLC, Class A (ADR)	3,580,000	163,534
Schlumberger Ltd.	880,400	43,131
Smith International, Inc.	350,000	9,048
Spectra Energy Corp	3,930,500	56,992
Sunoco, Inc.	500,000	13,255
		1,041,357

MATERIALS — 2.94%
Air Products and Chemicals, Inc.	1,535,000	101,156
Dow Chemical Co.	750,000	12,000
International Paper Co.	1,250,000	15,825
MeadWestvaco Corp.	5,765,000	90,280
Monsanto Co.	100,000	8,489
Nucor Corp.	800,000	32,552
Potash Corp. of Saskatchewan Inc.	210,000	18,163
Praxair, Inc.	1,000,000	74,610
Weyerhaeuser Co.	500,000	17,630
		370,705

INDUSTRIALS — 14.52%
3M Co.	1,328,700	76,533
Avery Dennison Corp.	3,450,000	99,153
Boeing Co.	2,027,600	81,205
Burlington Northern Santa Fe Corp.	1,838,400	124,055
Cintas Corp.	1,385,000	35,539
CSX Corp.	2,742,500	81,151
Eaton Corp.	400,000	17,520
Emerson Electric Co.	1,300,000	44,252
General Dynamics Corp.	770,000	39,786
General Electric Co.	8,417,500	106,481
Illinois Tool Works Inc.	850,000	27,880
Ingersoll-Rand Co. Ltd., Class A	1,300,000	28,301
Lockheed Martin Corp.	1,110,000	87,168
Manpower Inc.	740,000	31,887
Northrop Grumman Corp.	1,300,000	62,855
Pentair, Inc.	1,800,000	47,952
Pitney Bowes Inc.	3,050,000	74,847
Precision Castparts Corp.	314,000	23,506
R.R. Donnelley & Sons Co.	6,033,457	70,290
Rockwell Automation	1,250,000	39,488
Southwest Airlines Co.	4,450,000	31,061
Tyco International Ltd.	1,245,300	29,588
Union Pacific Corp.	1,864,600	91,627
United Parcel Service, Inc., Class B	3,550,000	185,807
United Technologies Corp.	3,700,000	180,708
Waste Management, Inc.	4,345,000	115,881
		1,834,521

CONSUMER DISCRETIONARY — 8.70%
Brunswick Corp.	3,907,769	23,369
Carnival Corp., units	1,475,000	39,648
Darden Restaurants, Inc.	3,065,000	113,313
Harley-Davidson, Inc.	1,508,000	33,417
Home Depot, Inc.	750,000	19,740
Honda Motor Co., Ltd. (ADR)	300,000	8,718
Johnson Controls, Inc.	5,990,000	113,870
Leggett & Platt, Inc.	3,753,400	53,899
Lowe’s Companies, Inc.	3,940,400	84,719
Magna International Inc., Class A	2,182,900	74,131
Mattel, Inc.	4,500,000	67,320
News Corp., Class A	3,850,000	31,801
Omnicom Group Inc.	1,500,000	47,205
Staples, Inc.	1,600,000	32,992
Target Corp.	2,570,000	106,038
Time Warner Inc.	4,002,666	87,378
Toyota Motor Corp. (ADR)	190,000	15,040
VF Corp.	1,150,000	68,161
YUM! Brands, Inc.	2,340,000	78,039
		1,098,798

CONSUMER STAPLES — 7.73%
Avon Products, Inc.	4,135,000	94,113
Coca-Cola Co.	1,850,000	79,642
ConAgra Foods, Inc.	3,826,200	67,724
General Mills, Inc.	750,000	38,018
H.J. Heinz Co.	1,703,700	58,641
Kellogg Co.	1,685,600	70,981
Kimberly-Clark Corp.	2,810,000	138,083
Kraft Foods Inc., Class A	1,500,000	35,100
PepsiCo, Inc.	3,710,000	184,610
Procter & Gamble Co.	1,125,000	55,620
Sara Lee Corp.	6,193,800	51,532
Walgreen Co.	1,300,000	40,859
Wal-Mart Stores, Inc.	1,230,000	61,992
		976,915

HEALTH CARE — 10.62%
Abbott Laboratories	4,104,600	171,778
Amgen Inc.[1]	880,000	42,654
AstraZeneca PLC (ADR)	1,295,000	45,286
Bristol-Myers Squibb Co.	4,662,500	89,520
Cardinal Health, Inc.	2,145,000	72,479
Covidien Ltd.	784,500	25,873
Eli Lilly and Co.	2,760,000	90,859
Johnson & Johnson	600,000	31,416
Medtronic, Inc.	3,452,000	110,464
Merck & Co., Inc.	10,185,000	246,884
Novartis AG (ADR)	4,522,000	171,429
Pfizer Inc	9,895,000	132,197
Schering-Plough Corp.	4,800,000	110,496
		1,341,335

FINANCIALS — 2.35%
Allstate Corp.	1,200,000	27,996
Arthur J. Gallagher & Co.	1,037,331	23,319
Bank of New York Mellon Corp.	2,921,000	74,427
Capital One Financial Corp.	735,000	12,304
JPMorgan Chase & Co.	2,143,000	70,719
Lincoln National Corp.	413,300	4,645
Marsh & McLennan Companies, Inc.	500,000	10,545
Travelers Companies, Inc.	1,000,000	41,140
U.S. Bancorp	1,750,000	31,885
		296,980

INFORMATION TECHNOLOGY — 12.76%
Automatic Data Processing, Inc.	2,037,000	71,703
Cisco Systems, Inc.[1]	1,950,000	37,674
Google Inc., Class A1	57,000	22,570
Hewlett-Packard Co.	4,100,000	147,518
Intel Corp.	9,770,000	154,171
International Business Machines Corp.	2,953,000	304,779
KLA-Tencor Corp.	1,242,000	34,453
Linear Technology Corp.	3,195,000	69,587
Maxim Integrated Products, Inc.	4,660,000	63,143
Microchip Technology Inc.	5,094,925	117,183
Microsoft Corp.	15,500,998	314,050
Nokia Corp. (ADR)	500,000	7,070
Oracle Corp.	6,115,000	118,264
SAP AG (ADR)	1,031,000	39,271
Texas Instruments Inc.	4,100,000	74,046
Tyco Electronics Ltd.	900,000	15,696
Xilinx, Inc.	1,020,000	20,849
		1,612,027

TELECOMMUNICATION SERVICES — 6.68%
AT&T Inc.	15,795,597	404,683
CenturyTel, Inc.	490,000	13,304
Embarq Corp.	6,104,250	223,171
Verizon Communications Inc.	6,684,700	202,814
		843,972

UTILITIES — 7.97%
Ameren Corp.	4,108,680	94,582
American Electric Power Co., Inc.	1,435,000	37,855
Dominion Resources, Inc.	2,800,000	84,448
DTE Energy Co.	750,000	22,178
Duke Energy Corp.	3,800,000	52,478
Exelon Corp.	3,488,720	160,935
FirstEnergy Corp.	2,277,900	93,166
PPL Corp.	3,252,000	97,267
Progress Energy, Inc.	2,171,900	74,105
Public Service Enterprise Group Inc.	2,575,000	76,838
Questar Corp.	3,000,000	89,160
Southern Co.	1,250,000	36,100
Xcel Energy Inc.	4,745,000	87,498
		1,006,610

MISCELLANEOUS — 0.94%
Other common stocks in initial period of acquisition		118,190

Total common stocks (cost: $12,276,811,000)		10,541,410

Preferred stocks — 0.94%

FINANCIALS — 0.94%
BAC Capital Trust XIV 5.63%[2]	5,825,000	2,272
Bank of America Corp., Series K, 8.00% noncumulative[2]	39,090,000	22,237
Bank of America Corp., Series M, 8.125% noncumulative[2]	101,465,000	57,751
JPMorgan Chase & Co., Series I, 7.90%[2]	48,400,000	36,909

Total preferred stocks (cost: $171,681,000)		119,169

Convertible securities — 0.70%

FINANCIALS — 0.68%
American International Group, Inc. 8.50% convertible preferred 2011, units	553,450	2,828
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[3]	1,725,000	64,754
SLM Corp., Series C, 7.25% convertible preferred 2010	61,000	18,870
		86,452

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		2,094

Total convertible securities (cost: $156,849,000)		88,546

	Principal amount	Value
Bonds & notes — 7.54%	(000)	(000)

ENERGY — 0.16%
Apache Corp. 6.00% 2013	$5,000	5,404
Chevron Corp. 3.95% 2014	5,000	5,129
Enbridge Energy Partners, LP 5.35% 2014	5,075	4,646
Shell International Finance B.V. 4.00% 2014	5,000	5,162
		20,341

INDUSTRIALS — 0.23%
Honeywell International Inc. 3.875% 2014	3,400	3,424
Lockheed Martin Corp. 4.121% 2013	1,450	1,473
Norfolk Southern Corp. 8.625% 2010	5,000	5,224
Northrop Grumman Corp. 7.75% 2016	4,420	5,021
PACCAR Inc, Series A, 6.375% 2012	5,000	5,163
PACCAR Inc, Series A, 6.875% 2014	5,000	5,239
Union Pacific Corp. 5.125% 2014	3,830	3,862
		29,406

CONSUMER DISCRETIONARY — 1.73%
AOL Time Warner Inc. 6.75% 2011	24,505	25,589
AOL Time Warner Inc. 6.875% 2012	8,436	8,878
Time Warner Inc. 5.50% 2011	13,875	14,253
Black & Decker Corp. 8.95% 2014	18,000	18,972
Comcast Cable Communications, Inc. 6.75% 2011	4,335	4,566
Comcast Corp. 1.439% 2009[2]	7,200	7,195
Comcast Corp. 5.50% 2011	665	688
Home Depot, Inc. 1.445% 2009[2]	20,593	20,394
Johnson Controls, Inc. 5.50% 2016	1,720	1,499
News America Inc. 6.90% 2019[4]	5,000	4,713
Staples, Inc. 7.75% 2011	9,380	9,827
Staples, Inc. 9.75% 2014	93,250	102,427
		219,001

CONSUMER STAPLES — 0.38%
Avon Products, Inc. 5.625% 2014	5,000	5,140
Coca-Cola Enterprises Inc. 3.75% 2012	5,000	5,151
ConAgra Foods, Inc. 5.875% 2014	5,000	5,197
CVS Caremark Corp. 2.793% 2010[2]	21,055	20,903
CVS Caremark Corp. 6.60% 2019	2,665	2,824
Safeway Inc. 6.25% 2014	5,000	5,319
SYSCO Corp. 5.375% 2019	4,000	4,102
		48,636

HEALTH CARE — 1.10%
Abbott Laboratories 5.125% 2019	5,000	5,128
Aetna Inc. 7.875% 2011	435	460
Amgen Inc. 6.90% 2038	20,000	21,519
Cardinal Health, Inc. 1.462% 2009[2]	8,837	8,704
Cardinal Health, Inc. 6.75% 2011	9,988	10,248
Cardinal Health, Inc. 5.65% 2012	2,800	2,774
Eli Lilly and Co. 3.55% 2012	4,250	4,367
Novartis Capital Corp. 4.125% 2014	5,000	5,188
Pfizer Inc 4.45% 2012	5,000	5,257
Roche Holdings Inc. 6.00% 2019[4]	65,000	68,309
UnitedHealth Group Inc. 4.125% 2009	7,196	7,209
UnitedHealth Group Inc. 1.407% 2010[2]	50	49
		139,212

FINANCIALS — 2.34%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	4,930
American Express Bank 0.443% 2009[2]	2,861	2,849
American Express Bank 0.48% 2009[2]	400	397
American Express Bank 5.55% 2012	28,250	26,998
American Express Centurion Bank 0.503% 2009[2]	60	59
American Express Centurion Bank 4.375% 2009	3,000	3,001
American Express Centurion Bank 5.55% 2012	18,870	18,034
American Express Co. 6.15% 2017	130	116
American Express Co. 7.00% 2018	2,870	2,726
Bank of America Corp. 4.25% 2010	5,620	5,461
Bank of America Corp. 4.375% 2010	26,740	25,988
Bank of America Corp. 4.50% 2010	9,440	9,313
Capital One Financial Corp. 1.573% 2009[2]	40,354	39,319
Capital One Financial Corp. 5.70% 2011	4,410	4,216
Capital One Financial Corp. 6.25% 2013	1,870	1,668
Capital One Financial Corp. 5.50% 2015[3]	1,554	1,295
Capital One Financial Corp. 6.15% 2016	704	426
Capital One Financial Corp. 6.80% 2017	1,180	998
Citigroup Funding Inc., Series D, 1.351% 2009[2]	10,000	9,763
Citigroup Funding Inc., Series D, 2.291% 2010[2]	34,400	32,426
Citigroup Inc. 1.262% 2009[2]	9,680	9,343
Citigroup Inc. 1.396% 2010[2]	18,280	17,174
Citigroup Inc. 4.125% 2010	11,915	11,725
Citigroup Inc. 4.625% 2010	2,890	2,810
ERP Operating LP 5.50% 2012	1,950	1,806
ERP Operating LP 6.584% 2015	3,500	2,995
ERP Operating LP 5.125% 2016	2,400	1,981
ERP Operating LP 5.375% 2016	13,404	11,112
ERP Operating LP 5.75% 2017	39,855	32,643
ERP Operating LP 7.125% 2017	5,000	4,300
JPMorgan Chase & Co. 4.75% 2013	5,000	4,972
Metropolitan Life Global Funding I, 5.125% 2013[4]	1,665	1,593
PNC Funding Corp. 1.239% 2014[2]	5,000	3,530
		295,967

INFORMATION TECHNOLOGY — 0.09%
KLA-Tencor Corp. 6.90% 2018	13,700	10,771

TELECOMMUNICATION SERVICES — 0.23%
AT&T Inc. 4.85% 2014	5,000	5,190
Verizon Communications Inc. 5.55% 2014[4]	5,000	5,251
Verizon Communications Inc. 8.50% 2018[4]	15,000	17,994
		28,435

UTILITIES — 0.21%
FPL Group Capital, Inc. 7.875% 2015	20,000	22,781
Progress Energy, Inc. 6.05% 2014	3,500	3,654
		26,435

MORTGAGE-BACKED OBLIGATIONS[5] — 0.75%
Fannie Mae 5.50% 2021	4,233	4,421
Fannie Mae 4.50% 2023	6,124	6,304
Fannie Mae 4.50% 2023	18,269	18,806
Fannie Mae 5.50% 2023	18,391	19,181
Fannie Mae 4.00% 2024	20,000	20,269
Fannie Mae 4.00% 2024	24,742	25,113
		94,094

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.32%
Freddie Mac 1.50% 2011	10,000	10,061
Freddie Mac 2.50% 2014	10,000	10,008
U.S. Treasury 0.875% 2011	20,000	20,018
		40,087

Total bonds & notes (cost: $914,930,000)		952,385

Short-term securities — 7.39%

Abbott Laboratories 0.20%–0.21% due 6/17–6/18/2009[4]	40,450	40,437
Bank of America Corp., FDIC insured, 0.30% due 6/24–6/25/2009	107,400	107,354
Coca-Cola Co. 0.22% due 6/3/2009[4]	55,200	55,184
Fannie Mae 0.38%–0.60% due 5/18–7/6/2009	67,800	67,780
Federal Home Loan Bank 0.23%–0.44% due 5/22–9/18/2009	154,000	153,917
Freddie Mac 0.25%–0.60% due 5/26–9/2/2009	247,800	247,695
General Electric Capital Corp., FDIC insured, 0.50% due 5/28/2009	21,700	21,695
General Electric Co. 0.16% due 5/1/2009	31,900	31,900
Johnson & Johnson 0.25% due 7/20–7/21/2009[4]	43,500	43,475
Merck & Co. Inc. 0.20% due 5/1/2009	25,000	25,000
Private Export Funding Corp. 0.35% due 7/23/2009[4]	25,000	24,969
Procter & Gamble International Funding S.C.A. 0.35% due 5/4/2009[4]	25,000	24,999
U.S. Treasury Bills 0.25% due 9/17/2009	24,900	24,886
Wal-Mart Stores Inc. 0.55% due 9/21/2009[4]	55,000	54,916
Yale University 0.50% due 7/1/2009	10,000	9,989

Total short-term securities (cost: $933,934,000)		934,196

Total investment securities (cost: $14,454,205,000)		12,635,706
Other assets less liabilities		(2,944)

Net assets		$12,632,762

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $66,049,000, which represented .52% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $341,841,000, which represented 2.71% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0609O-S15808

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 8, 2009